The Company	12 Months Ended
Jun. 30, 2024
The Company [Abstract]
The Company

Note 1 – The Company

Aeluma, Inc., headquartered in Goleta, California, is engaged in the research and development of infrared (IR) optical sensors to disrupt the market for IR sensors, and using its proprietary technology aims to produce a much higher performance alternative to today’s low-cost sensors at much lower prices than would otherwise be possible. The focus of Aeluma, Inc. (“the Company”) will be the image sensor market. Initial efforts hope to penetrate the 3D imaging and sensing (mobile and consumer, defense and aerospace, industrial, medical, auto) and LiDAR (robotic vehicles, advanced driver assistance systems vehicles (ADAS), topography, wind, industrial) markets.

Going Concern

The Company incurred a net loss of $4,562,295 and $5,379,582 for the years ended June 30, 2024 and 2023, respectively, and has accumulated deficit of $13,624,361 at June 30, 2024. In addition, the Company is in the research and development stage and has generated limited revenue to date. In order to support its operations, the Company will require additional infusions of cash from the sale of equity instruments or the issuance of debt instruments, or the commencement of profitable revenue generating activities. If adequate funds are not available or are not available on acceptable terms, the Company’s ability to fund its operations, develop or enhance its sensors in the future or respond to competitive pressures would be significantly limited. Such limitations could require the Company to curtail, suspend or discontinue parts of its business plan.

These conditions raise doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), which contemplate continuation of the Company as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.